Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Increase in trade and other receivables	$ (14,416)	$ (3,815)
(Increase) decrease in inventories	(69,607)	20,221
(Increase) decrease in prepaid expenses and other current assets	(4,928)	2,840
(Decrease) increase in accounts payable and accrued liabilities	(2,661)	37,410
Increase in other current liabilities	3,792	0
Changes in non-cash working capital	$ (87,820)	$ 56,656